UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7734

Hallmark Equity Series Trust
(Exact name of registrant as specified in charter)

Hallmark Equity Series Trust 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	Quarter ended December 31st

Item 1.            Schedule of Investments

HALLMARK EQUITY SERIES TRUST - CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2005 (Unaudited)

			Value
Shares			(Note 1)

	COMMON STOCKS – 97.3%

	CONSUMER DISCRETIONARY – 10.4%
3,000	COACH, INC.		$100,020
32,300	SIRIUS SATELLITE RADIO, INC.		216,410
4,900	XM SATELLITE RADIO HOLDINGS CL A		133,672
			450,102

	ENERGY – 8.2%
1,575	APACHE CORP		107,919
4,200	BJ SERVICES CO		154,014
1,525	DEVON ENERGY CORP.		95,374
			357,307

	FINANCIAL SERVICES – 15.5%
2,700	AMERICAN CAPITAL STRATEGIES		97,740
4,600	BANK OF AMERICA CORP.		212,290
800	GOLDMAN SACHS.		102,168
4,175	WELLS FARGO & COMPANY		262,315
			674,513

	HEALTHCARE – 9.4%
2,675	AMGEN INC.		210,951
1,800	MEDTRONIC INC.		103,626
1,650	TECHNE CORP		92,648
			407,224

	INDUSTRIALS – 18.1%
2,975	GENERAL ELECTRIC CO.		104,274
6,225	HEADWATERS INC		220,614
4,000	JOHNSON & JOHNSON		240,400
3,975	UNITED TECHNOLOGIES CORP.		222,242
			787,530

	INFORMATION TECHNOLOGY – 35.7%
5,500	ALLIED CAPITAL CORP		161,535
4,400	ELECTRONIC ARTS, INC.		230,164
3,075	INTERNATIONAL BUSINEES MACHINES		252,765
7,100	LINEAR TECHNOLOGY		256,097
5,200	MCGRAW-HILL COMPANIES, INC.		268,476
3,300	QUALCOMM INC		142,164
11,000	VERISIGN INC.		241,120
			1,552,321

	Total Investments
	(Cost $3,945,254)	97.3%	4,228,997
	Other Assets, less Liabilites	2.7%	118,166

	Net Assets	100.0%	$4,347,163

Values of investments are shown as a percentage of net assets.

See notes to financial statements.

1

HALLMARK EQUITY SERIES TRUST - INFORMED INVESTORS GROWTH FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2005 (Unaudited)

		Value
Shares		(Note 1)

	COMMON STOCKS – 97.7%

	CONSUMER DISCRETIONARY – 16.1%
2,650	GRACO INC	$96,672
1,050	HARMAN INTERNATIONAL INDUSTRIES	102,743
1,150	ITT INDUSTRIES INC	118,243
1,775	LAMAR ADVERTISING CO - CL A	81,899
3,400	LIBERTY GLOBAL INC	76,500
3,400	LIBERTY GLOBAL INC	72,080
1,125	MARRIOTT INTERNATIONAL - CL A	75,341
3,475	O’REILLY AUTOMOTIVE INC	111,235
2,725	ROBERT HALF INTERNATIONAL INC.	103,250
2,075	ROYAL CARIBBEAN CRUISES LTD	93,500
		931,462

	CONSUMER STAPLES - 2.3%
1,950	DEAN FOODS	73,437
1,950	MCCORMICK & COMPANY INC.	60,294
		133,731

	ENERGY – 7.1%
3,350	BJ SERVICES CO	122,845
2,225	CHESAPEAKE ENERGY CORP	70,599
1,925	GLOBALSANTEFE CORP	92,689
3,300	SMITH INTERNATIONAL, INC.	122,463
		408,596

	FINANCIAL SERVICES- 19.7%
1,475	AMBAC FINANCIAL GROUP	113,664
1,850	CITY NATIONAL CORP	134,014
2,700	EATON VANCE CORP	73,872
3,375	JEFFERIES GROUP INC	151,808
1,525	MARSHALL & ILSLEY CORPORATION	65,636
1,175	MGIC INVESTMENT CORP	77,339
2,150	NORTHERN TRUST CORP	111,413
1,875	PROTECTIVE LIFE CORPORATION	82,069
1,950	RALCORP HOLDINGS INC	77,825
11,000	SYMBOL TECHNOLOGIES INC	141,020
4,050	SYNOVUS FINANCIAL CORP	109,391
		1,138,048

	HEALTH CARE – 16.4%
700	BAUSCH & LOMB INC	47,530
3,500	COGNOS, INC.	121,555
900	EXPRESS SCRIPTS INC	75,420
2,050	FISHER SCIENTIFIC INTL	126,813
3,450	HEALTH MANAGEMENT ASSOC. CLASS A	75,762
1,725	HOSPIRA INC	73,796
2,325	RESPIRONICS INC	86,188
2,075	STERICYCLE INC	122,176
3,450	THERMO ELECTRON CORPORATION	103,949
2,200	VARIAN MEDICAL SYSTEMS	110,748
		943,936

See notes to financial statements.

1

			Value
Shares			(Note 1)

	COMMON STOCKS - (Continued)

	INDUSTRIALS - 18.2%
1,375	ACE LIMITED		73,480
1,675	C.H. ROBINSON WORLDWIDE INC.		62,025
1,200	CONSTELLATION ENERGY GROUP		69,120
2,975	JABIL CIRCUIT INC		110,343
950	JACOBS ENGINEERING GROUP		64,477
4,847	LITTELFUSE INC		132,081
2,750	OSHKOSK TRUCK CORPORATION		122,623
1,950	REPUBLIC SERVICES INC		73,223
2,150	RITCHIE BROTHERS AUCTIONEERS		90,838
3,025	ROCKWELL COLLINS INC		140,572
2,800	ROPER INDUSTRIES INC.		110,628
			1,049,408

	INFORMATION TECHNOLOGY - 5.2%
1,975	ANTEON INTERNATIONAL CORP		107,341
2,400	AVOCENT CORPORATION		65,256
2,800	CHOICEPOINT INC		124,628
			297,225

	MATERIALS - 1.8%
1,800	AIR PRODUCTS & CHEMICALS		106,542

	SEMICONDUCTOR RELATED DEVICES - 4.8%
1,525	DAVITA INC		77,226
3,025	MICROCHIP TECHNOLOGY INC.		97,254
4,000	NATIONAL SEMICONDUCTOR CORP		103,920
			278,400

	TELECOMMUNICATION - 6.1%
2,375	LOGITECH INTL ADR		111,079
8,175	UNIVISION COMMUNICATIONS-A		240,263
			351,342

	Total Investments
	(Cost $5,162,635)	97.7%	5,638,689
	Other Assets, less Liabilities	2.3%	132,447

	Net Assets	100.0%	$5,771,136

Values of investments are shown as a percentage of net assets.

See notes to financial statements.

2

HALLMARK EQUITY SERIES TRUST - INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2005 (Unaudited)

		Value
Shares		(Note 1)

	COMMON STOCKS – 104.4%

	AUTO/TRUCK MANUFACTURER – 4.3%
5,835	ROLLS ROYCE GROUP PLC	$42,917
800	TOYOTA MOTOR CORP	41,513
		84,430

	AUTOMOBILE EQUIPMENT – 1.4%
300	CONTINENTAL AG	26,591

	BASIC MATERIALS – 1.7%
1,385	RINKER GROUP LTD	16,698
145	TENARIS SA-ADR	16,603
		33,301

	BIOTECH & MEDICAL DEVICES – 4.7%
1,380	ELEKTA INST AB B	20,498
465	GLAXOSMITHKLINE PLC-ADR	23,501
400	ROCHE HOLDINGS LTD-SPONS	30,240
160	SYNTHES INC	17,974
		92,213

	BUILDING & HOUSING – 5.6%
390	CEMEX SA -SPONS ADR	23,139
600	DAITO TRUST CONSTRUCTION	31,033
2,000	KOMATSU LTD	33,085
260	VINCI SA	22,353
		109,610

	COMMERCIAL BANKS – 14.0%
1,605	ANGLO IRISH BANK CORP PL	24,369
360	BANCO BRADESCO-SPONSORED ADR	10,494
355	BNP PARIBAS	28,714
7,225	CASSA DI RISPARMIO DI FI	21,375
975	COMMERZBANK AG	30,253
270	ERSTE BANK DER OESTER	15,033
390	GLAXOSMITHKLINE PLC-ADR	19,687
865	KOOKMIN BANK - SPON ADR	64,624
2,495	MITSUBISHI UFJ FINANCIAL-ADR	34,157
200	YAMADA DENKI	25,030
		273,736

Shares		Value

	COMMON STOCKS (continued)

	CREDIT & FINANCE – 6.0%
700	AEON CREDIT SERVICE	$66,237
200	ORIX CORP	50,958
		117,195

	DISTRIBUTION COMPANIES – 3.8%
1,500	ESPIRIT HOLDINGS LTD	10,660
22,000	FOXCONN INTL HLDGS	35,326
36,000	XINAO GAS HOLDINGS	28,555
		74,541

	DIVERSIFIED OPERATIONS – 3.2%
700	IBIDEN CO LTD	37,511
300	SBM OFFSHORE NV	24,230
		61,741

	DRUGS & HEALTH CARE - 6.6%
170	ALCON INC	22,032
140	FRESENIUS AG PFD	18,953
200	NOBEL BIOCARE HOLDING AG	43,991
375	NOVARTIS AG-ADR	19,680
29	SGS SOC GEN SURVEILLANCE	24,455
		129,111

	ELECTRONICS – 4.9%
3,700	ABB LTD-SPON ADR	35,964
250	HYUNDAI MOTOR COMPANY LT	24,084
35	SAMSUNG ELECTRONICS	22,837
5,000	TECHTRONIC INDUSTRIES	11,898
		94,783

	ENTERTAINMENT & LEISURE - 1.6%
745	MODERN TIMES GROUP-B SHS	31,088

Shares		Value

	COMMON STOCKS (continued)

	FINANCIAL SERVICES – 5.5%
255	HDFC BANK LTD	$12,980
75	OEST ELEKTRIZITATSWIRTS-	26,742
1,100	STANDARD CHARTERED PLC	24,509
4	SUMITOMO MITSUI	42,394
		106,625

	FOOD & DRINK – 2.7%
3,500	C&C GROUP PLC	22,201
1,690	SMITHS GROUP PLC	30,414
		52,615

	INDUSTRIAL – 9.0%
2,000	CHIYODA CORP	45,956
2,000	NEOMAX CO LTD	65,796
2,000	NIPPON ELEC GLASS CO LTD	43,666
350	TECHNIP SA	21,041
		176,459

	INSURANCE COMPANIES– 1.8%
2	MILLEA HOLDINGS INC	34,424

	IT SERVICE – 3.4%
425	INFOSYS TECHNOLOGY ADR	34,366
725	SAP AG SPON ADR	32,625
		66,991

	MACHINERY – 2.5%
3,000	JAPAN STEEL WORKS LTD	16,636
2,000	KUBOTA CORP	16,805
2,100	TOMRA SYSTEMS	15,035
		48,476

	PUBLIC UTILITIES – 2.7%
800	ICICI BANK LTD	23,040
655	VEOLIA ENVIRONMENT	29,641
		52,681

Shares			Value

	COMMON STOCKS (continued)

	REAL ESTATE DEVELOPMENT – 3.0%
540	FADESA INMOBILIARIA SA		$17,791
2,000	MITUI FUDOSAN CO LTD		40,614
			58,405

	RETAILING – 7.5%
5,100	KINGFISHER PLC		20,818
300	POINT INC		25,004
625	STOCKMANN OYJ ABP		24,060
2,000	TAKASHIMAYA CO LTD		31,948
700	UNITED ARROWS LTD		44,277
			146,107

	SEMI CONDUCTORS– 5.2%
1,200	HOYA CORP		43,141
650	MARVELL TECHNOLOGY GROUP		36,569
1,200	NOKIA CORP. ADR		21,960
			101,670

	TELECOMMUNICATIONS – 3.2%
760	AMERICA MOVIL SA DE CV		22,238
6,780	ERICSSON LM TEL B		23,299
400	YIT-YHTYMA OY		17,103
			62,640

	Total Investments
	(Cost $1,572,250)	104.4%	2,035,433
	Liabilities, in Excess of Other Assets	(4.4)%	(185,550)

	Net Assets	100.0%	$1,949,883

Value of investments are shown as a percentage of net assets.

HALLMARK EQUITY SERIES - INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2005 (Unaudited)

		Value
Shares		(Note 1)

	COMMON STOCKS – 95.5%

	AEROSPACE – 3.3%
230	ZODIAC SA	$14,766

	APPLICATIONS SOFTWARE – 2.0%
250	SATYAM COMPUTER SERVICES-ADR	9,148

	BUILDING & HOUSING– 2.1%
110	BOSKALIS WESTMINSTER-CVA	7,322
100	EIFFAGE	10,804
200	JM AB	8,862
300	KOMERI CO LTD	12,896
130	KONINKLIJKE BAM GROEP NV	10,907
		50,792
	CHEMICALS – 2.4%
180	K&S AG	10,874

	CONSUMER STAPLES – 9.6%
1	EN-JAPAN INC	6,461
130	NEOPOST SA	13,030
134	TOD’S SPA	9,029
350	YIT-YHTYMA OY	14,965
		43,485

	DRUGS & HEALTHCARE – 11.3%
67	NOBEL BIOCARE HOLDING AG	14,737
130	ORPEA	7,137
395	PHONAK HOLIDNG AG-REG	17,016
80	YPSOMED HOLDING AG	12,421
		51,311

	ELECTRIC & GAS UTILITY – 1.3%
320	ENAGAS	5,983

	ELECTRONIC – 4.8%
5,000	JURONG TECHNOLOGIES IND	5,443
1,000	STAR MICRONICS CO LTD	16,356
		21,799

	ENTERTAINMENT & LEISURE– 9.6%
1,285	ARISTOCRAT LEISURE LTD	11,603
300	MODERN TIMES GROUP-B SHS	12,519
4	ROUND ONE CORP	17,840
		41,961

1

	FINANCIAL SERVICES – 10.5%
1,800	ANGLO IRISH BANK CORP PL	27,329
1,150	AZIMUT HOLDING SPA	9,036
1,000	JACCS CO LTD	11,167
		47,533

	FOOD & DRINK – 3.7%
1	LINDT & SPRUENGLI AG-REG	16,706

	INDUSTRIAL – 14.8%
100	ARRK CORP	7,377
10,000	COSCO CORP SINGAPORE LTD	12,991
2,000	JAPAN STEEL WORKS LTD	11,090
1,000	NABTESCO CORP	12,879
170	RHEINMETALL AG	10,715
1,350	TUBACEX SA	5,719
60	WINCOR NIXDORF AG	6,319
		67,090

	IT SERVICE – 6.7%
2,600	FAST SEARCH & TRANSFER	9,558
300	MELCO HOLDINGS INC.	9,641
100	OTSUKA CORPORATION	11,031
		30,229
	MEDICAL SUPPLIES – 4.6%
515	SONIC HEALTHCARE LTD	5,586
400	SYSMEX CORP	15,262
		20,848

	OIL DRILLING & SERVICE – 7.1%
530	FRED OLSEN ENERGY ASA	19,090
160	SBM OFFSHORE NV	12,923
		32,013

	REAL ESTATE DEVELOPMENT – 7.5%
420	FADESA INMOBILIARIA SA	13,837
2,000	TOKYU LAND CORP	19,993
		33,830

	RETAIL-SHOES – 9.0%
1,040	GEOX SPA	11,440
200	POINT INC	16,669
200	UNITED ARROWS LTD	12,651
		40,760

	TELECOMMUNICATIONS – 6.9%
11,000	STARHUB LTD	13,562
640	TANDBERG TELEVISION ASA	8,467
360	TIM PATRICIPACOES SA-ADR	9,101
		31,130

2

	TRANSPORTATON – 7.5%
50	KUEHNE & NAGEL INTL		14,099

	Total Investments
	(Cost $470,769)	129.0%	584,357
	Liabilities in Excess of Other Assets	-29.0%	(131,307)
	Net Assets	100.0%	$453,050

Value of investments are shown as a percentage of net assets.

3

HALLMARK EQUITY SERIES TRUST – LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2005  (Unaudited)

Shares		Value

	COMMON STOCKS – 103.7%

	BANKING – 8.8%
2,530	GENWORTH FINANCIAL INC	$87,487
3,040	J.P. MORGAN CHASE & CO	120,658
1,470	BANK OF AMERICA CORP.	67,841
		275,986
	BUILDING MATERIALS – 3.4%
1,610	LOWE’S COS. INC.	107,323

	BEVERAGE – 7.1%
2,610	ANHEUSER-BUSCH COMPANIES, INC.	112,126
1,865	PEPSICO INC	110,184
		222,310

	BROADCASTING/CABLE TV – 6.4%
3,870	COMCAST CORP-CL A	100,465
5,660	TIME WARNER, INC.	98,710
		199,176
	BROKERAGE – 3.7%
2,385	CITIGROUP, INC.	115,744

	COMPUTER PERIPHERALS – 18.7%
4,600	CHECKPOINT SOFTWARE TECHNOLOGIES	92,460
2,330	QUALCOMM INC	100,376
2,385	EBAY INCORPORATED	103,151
5,635	CISCO SYSTEMS, INC.	96,471
3,405	HEWLETT-PACKARD COMPANY	97,485
1,130	INTERNATIONAL BUSINESS MACHINES	92,886
		582,830

	DRUGS/HEALTHCARE – 3.1%
1,635	JOHNSON & JOHNSON	98,264

	ENVIRONEMNTAL – 3.5%
3,625	WASTE MANAGEMENT INC	110,019

	FOOD SERVICE – 3.3%
3,350	SYSCO CORPORATION	104,018

	INDUSTRIAL CONGLOMERATES – 7.4%
3,280	GENERAL ELECTRIC CO.	114,964
4,050	TYCO INTERNATIONAL LTD	116,883
		231,847

	INSURANCE – 3.7%
1,695	AMERICAN INTERNATIONAL GROUP, INC.	115,650

	MANUFACTURING – 9.5%
1,735	HUGHES SUPPLY INC	62,200
1,445	JOHNSON CONTROLS, INC	105,355
1,905	EATON CORP	127,806
		295,361

1

Shares			Value

	COMMON STOCKS (Continued)

	MEDICAL / MEDICAL DEVICES – 10.8%
1,825	MEDTRONIC INC.		$105,065
1,500	WELLPOINT INC		119,685
1,645	ZIMMER HOLDINGS INC		110,939
			335,689

	OIL - 4.1%
1,075	CHEVRONTEXACO CORP.		61,028
1,125	CONOCOPHILLIPS		65,453
			126,480

	SEMICONDUCTOR - 10.1%
4,210	INTEL CORP.		105,082
6,240	NOKIA CORP. ADR		114,192
3,000	TEXAS INSTRUMENTS, INC.		96,210
			315,484

	Total Investments
	(Cost $3,029,073)	103.7%	3,236,178
	Liabilities in Excess of Other Assets	-(3.7)%	(113,974)

	Net Assets	100.0%	$3,122,204

Values of investments are shown as a percentage of net assets.

2

HALLMARK EQUITY SERIES TRUST - MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2005 (Unaudited)

		Value
Shares		(Note 1)

	COMMON STOCKS – 98.7%

	CONSUMER DISCRETIONARY – 18.6%
3,300	ITT INDUSTRIES INC	$339,306
5,175	LAMAR ADVERTISING CO - CL A	238,775
9,145	LIBERTY GLOBAL INC	193,874
9,145	LIBERTY MEDIA INTL INC - A	205,763
3,250	MARRIOTT INTERNATIONAL - CL A	217,653
10,127	O’REILLY AUTOMOTIVE INC	324,165
6,175	RITCHIE BROTHERS AUCTIONEERS	260,894
8,000	ROBERT HALF INTERNATIONAL INC.	303,120
6,075	ROYAL CARIBBEAN CRUISES LTD	273,740
23,025	UNIVISION COMMUCICATIONS-A	676,705
		3,033,995

	CONSUMER STAPLES – 1.1%
5,550	MCCORMICK & COMPANY INC.	171,605

	ENERGY – 7.3%
9,850	BJ SERVICES CO	361,200
6,375	CHESAPEAKE ENERGY CORP	202,278
5,525	GLOBALSANTEFE CORP	266,029
9,655	SMITH INTERNATIONAL, INC.	358,297
		1,187,804

	FINANCIAL – 15.2%
3,885	AMBAC FINANCIAL GROUP	299,378
5,000	CITY NATIONAL CORP	362,200
5,600	DEAN FOODS	210,896
7,320	EATON VANCE CORP	200,275
4,350	MARSHALL & ILSLEY CORPORATION	187,224
3,050	MGIC INVESTMENT CORP	200,750
5,525	NORTHERN TRUST CORP	286,306
4,925	PROTECTIVE LIFE CORPORATION	215,567
5,625	RALCORP HOLDINGS INC	224,494
10,875	SYNOVUS FINANCIAL CORP	293,734
		2,480,824

	HEALTHCARE – 10.8%
2,050	BAUSCH & LOMB INC	139,195
2,650	EXPRESS SCRIPTS INC	222,070
6,650	FISHER SCIENTIFIC INTL	411,369
8,850	HEALTH MANAGEMENT ASSOC. CLASS A	194,346
4,650	HOSPIRA INC	198,927
6,225	RESPIRONICS INC	230,761
7,350	VARIAN MEDICAL SYSTEMS	369,999
		1,766,667

See notes to financial statements.

1

			Value
Shares			(Note 1)

	COMMON STOCKS – (Continued)

	INDUSTRIALS – 25.3%
3,925	ACE LIMITED		$209,752
4,800	C.H. ROBINSON WORLDWIDE INC.		177,744
3,525	CONSTELLATION ENERGY GROUP		203,040
8,787	GRACO INC		320,550
3,100	HARMAN INTERNATIONAL INDUSTRIES		303,335
2,725	JACOBS ENGINEERING GROUP		184,945
9,075	JEFFERIES GROUP INC		408,194
16,361	LITTELFUSE INC		445,837
7,350	OSHKOSK TRUCK CORPORATION		327,737
5,575	REPUBLIC SERVICES INC		209,341
8,100	ROCKWELL COLLINS INC		376,407
8,025	ROPER INDUSTRIES INC.		317,068
5,475	STERICYCLE INC		322,368
10,625	THERMO ELECTRON CORPORATION		320,130
			4,126,448

	INFORMATION TECHNOLOGY – 18.5%
5,675	ANTEON INTERNATIONAL CORP		308,436
7,025	AVOCENT CORPORATION		191,010
8,625	CHOICEPOINT INC		383,899
10,025	COGNOS, INC.		348,168
4,350	DAVITA INC		220,284
8,725	JABIL CIRCUIT INC		323,610
6,900	LOGITECH INTL ADR		322,713
8,225	MICROCHIP TECHNOLOGY INC.		264,434
11,375	NATIONAL SEMICONDUCTOR CORP		295,522
28,762	SYMBOL TECHNOLOGIES INC		368,729
			3,026,805

	MATERIALS – 2.0%
5,525	AIR PRODUCTS & CHEMICALS		327,025

	Total Investments
	(Cost $13,597,582)	98.7%	16,121,173
	Other Assets, less Liabilities	1.3%	209,793
	Net Assets	100.0%	$16,330,966

Value of investments are shown as a percentage of net assets.

See notes to financial statements.

2

HALLMARK EQUITY SERIES TRUST- SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2005  (Unaudited)

		Value
Shares		(Note 1)

	COMMON STOCKS – 99.7%

	CAPITAL GOODS – 2.5%
54,900	ORBOTECH LTD	$1,315,953

	CONSUMER NON-DURABLES – 11.1%
87,111	ACTIVISION, INC.	1,196,901
43,700	AUDIOCODES LTD	485,070
32,500	FOSSIL INC.	699,075
37,200	NUCO2 INC	1,037,136
48,750	PACIFIC SUNWEAR OF CALIFORNIA	1,214,363
26,700	WILLIAMS-SONOMA INC	1,152,105
		5,784,650

	ELECTRONICS – 3.6%
67,750	HEXCEL CORP	1,222,888
68,200	PHASE FORWARD INC	664,950
		1,887,838

	ENERGY – 10.4%
39,300	NEWFIELD EXPLORATIONCOMPANY	1,967,751
77,550	TESCO CORP	1,434,675
45,933	XTO ENERGY INC	2,018,296
		5,420,722

	FINANCIAL SERVICES – 3.1%
52,600	BROWN & BROWN, INC.	1,606,404

	HEALTHCARE-BIOTECH/PHARMACEUTICALS – 5.4%
55,000	ALKERMES INC.	1,051,600
36,900	PROTEIN DESIGN LABS INC	1,048,698
40,000	TELIK INC	679,600
		2,779,898

	HEALTHCARE-DEVICES/DIAGNOSTIC – 3.9%
24,000	GEN-PROBE INC	1,170,960
21,300	ORTHOFIX INTERNATIONAL	849,657
		2,020,617

	HEALTHCARE-PHARMACEUTICALS BENEFIT MANAGEMENT – 8.1%
42,700	CAREMARK RX INC.	2,211,433
80,000	HEALTHEXTRAS, INC.	2,008,000
		4,219,433

	HEALTHCARE-SPECIALTY DISTRIBUTION – 5.3%
192,071	BIOSCRIP, INC.	1,448,215
88,800	PSS WORLD MEDICAL, INC.	1,317,792
		2,766,007

See notes to financial statements.

1

			Value
Shares			(Note 1)

	COMMON STOCKS (Continued)

	HEALTHCARE-SERVICES – 10.2%
40,000	AMERICAN HEALTHWAYS, INC.		$1,810,000
42,000	MATRIA HEALTHCARE INC		1,627,920
108,900	TRIZETTO GROUP INC		1,850,211
			5,288,131

	MEDICAL PRODUCTS – 2.4%
16,050	KYPHON INC		655,322
42,900	OPTION CARE INC		573,144
			1,228,466

	RETAILING – 0.9%
14,500	COLDWATER CREEK INC		442,685

	TECHNOLOGY COMPONENTS – 3.3%
106,100	AEROFLEX INC		1,140,575
55,800	O2MICRO INTERNATIONAL LTD		568,044
			1,708,619

	TECHNOLOGY/DESK/OTHER SOFTWARE– 3.5%
26,800	AVID TECHNOLOGY INC		1,467,568
31,300	BOTTOMLINE TECHNOLOGIES INC		344,926
			1,812,494

	TECHNOLOGY-ENTERPRISE SOFTWARE– 13.9%
85,000	BEA SYSTEMS INC		799,000
30,500	BUSINESS OBJECTS S.A. ADR		1,232,505
169,500	CAPTARIS INC		625,455
34,399	FAIR ISACC & COMPANY INC		1,519,404
81,200	MRO SOFTWARE INC		1,140,048
96,000	WITNESS SYSTEMS INC		1,888,320
			7,204,732

	TECHNOLOGY HARDWARE– 11.4%
32,900	APPLIED FILMS CORP		683,333
63,000	ATMI INC.		1,762,110
81,300	BROOKS AUTOMATION, INC.		1,018,689
51,800	INTEVAC INC		683,760
12,000	KLA-TENCOR CORPORATION		591,960
79,300	MATTSON TECHNOLOGY INC		797,758
20,100	PHOTON DYNAMICS INC		367,227
			5,904,837

	TELECOMMUNICATIONS– 0.6%
128,000	APPLIED MICRO CIRCUITS CORP.		328,960

	Total Investments
	(Cost $37,852,167)	99.7%	51,720,446
	Other Assets, less Liabilities	0.3%	171,315
	Net Assets	100.0%	$51,891,760

Values of investments are shown as a percentage of net assets.

See notes to financial statements.

2

HALLMARK EQUITY SERIES TRUST- STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS – 114.2%

	AEROSPACE - DEFENSE – 3.3%
100	GENERAL DYNAMICS CORP	$11,405
600	UNITED TECHNOLOGIES CORP.	33,546
		44,951

	BUSINESS SERVICES – 5.3%
400	MCGRAW-HILL COMPANIES, INC.	20,652
700	UNITED PARCEL SERVICE-CL B	52,605
		73,257

	CONGLOMERATES – 3.6%
5	BERKSHIRE HATHAWAY	14,678
1,000	GENERAL ELECTRIC CO.	35,050
		49,728

	ENERGY – 5.4%
400	ENERGY SELECT SECTOR SPDR	20,124
500	EXXON MOBIL CORPORATION	28,085
200	OIL SERVICE HOLDRS TRUST	25,790
		73,999

	FINANCIAL SERVICES - BANKS/S&L – 8.5%
400	BANK OF AMERICA CORP.	18,460
400	CITIGROUP, INC.	19,412
1,000	J.P. MORGAN CHASE & CO	39,690
400	WACHOVIA CORP	21,144
300	WELLS FARGO & COMPANY	18,849
		117,555

	FINANCIAL SERVICES - BROKERAGES & INSURANCE – 7.8%
400	AMERICAN EXPRESS COMPANY	20,584
1,000	CHARLES SCHWAB CORP.	14,670
300	GOLDMAN SACHS.	38,313
600	MORGAN STANLEY-DEAN WHITTER	34,044
		107,611
	HEALTH – 16.5%
200	AMGEN INC.	15,772
300	BARR LABORATORIES INC	18,687
200	GENENTECH INC.	18,500
200	JOHNSON & JOHNSON	12,020
500	MEDTRONIC INC.	28,785
800	NOVARTIS AG-ADR	41,984
700	SANOF I-AVENTIS-ADR	30,730
600	STRYKER CORP.	26,658
500	ZIMMER HOLDINGS INC	33,720
		226,856

	INDUSTRIAL MACHINERY & TECHNOLOGY - 1.3%
300	CATERPILLAR INC	17,331

	MANUFACTURING – 2.4%
600	DANAHER CORPORATION	33,468

1

Shares			Value

	COMMON STOCKS (Continued)

	MEDIA & LEISURE – 13.0%
200	AVID TECHNOLOGY INC		$10,952
400	CARNIVAL CORP.		21,388
2,000	COMCAST CORP-SPECIAL CL A		51,380
300	ELECTRONIC ARTS, INC.		15,693
300	HARRAH’S ENTERTAINMENT,INC.		21,387
800	NEWS CORP-CL A		12,440
1,900	THE WALT DISNEY CO.		45,543
			178,783

	NON-DURABLES - 6.2%
200	3M CO		15,500
600	PEPSICO INC		35,448
600	PROCTER & GAMBLE CO.		34,728
			85,676
	RESEARCH & DEVELOPMENT - 3.3%
500	COVANCE INC.		24,275
400	DENTSPLY INTERNATIONAL INC.		21,452
			45,727

	RETAILING - 9.3%
300	HOME DEPOT, INC.		12,144
200	LOWE’S COS. INC.		13,332
500	MICHAELS STORES, INC.		17,685
1,000	QUIKSILVER INC		13,840
450	TARGET CORP.		24,737
1,000	WAL-MART STORES, INC.		46,800
			128,538

	TECHNOLOGY - HARDWARE – 15.0%
400	1-3 COMMUNICATIONS HLDS INC		29,740
2,000	APPLIED MATERIALS, INC.		35,880
2,000	CISCO SYSTEMS, INC.		34,240
1,000	DELL COMPUTER CORPORATION		29,990
1,400	INTEL CORP.		34,944
500	INTERNATIONAL BUSINEES MACHINES		41,100
			205,894

	TECHNOLOGY - SOFTWARE - 4.4%
1,200	MICROSOFT CORP.		31,380
2,400	ORACLE CORPORATION		29,304
			60,684

	TELECOMMUNICATIONS - 3.4%
790	Lucent Technologies, Inc, Warrants Exp. 12/10/07		446
6,000	LUCENT TECHNOLOGIES, INC.		15,960
700	QUALCOMM INC		30,156
			46,562

	TRANSPORTATION - 4.1%
800	BURLINGTON NORTHERN SANTA FE		56,656

	SEMICONDUCTOR RELATED- 1.3%
500	LINEAR TECHNOLOGY		18,035

	Total Investments
	(Cost $1,828,400	114.2%	1,571,310
	Liabilities in Excess of Other Assets	-14.2%	(195,418)
	Net Assets	100.0%	$1,375,892

Values of investments are shown as a percentage of net assets.

2

Item 2.            Controls and Procedures

(a)         It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.            Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Equity Series Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:        February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Treasurer and Chief Financial Officer

Date:        February 28, 2006

*  Print the name and title of each signing officer under his or her signature.